RELATED PARTY TRANSACTIONS - (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 01, 2013	Apr. 30, 2013	Mar. 01, 2012
Transactions with Third Party [Line Items]
Free rental space			220
Wall Street Global Training Center [Member]
Transactions with Third Party [Line Items]
Training services fees incurred		$ 250	$ 1,595
Beihai Silver Beach [Member]
Transactions with Third Party [Line Items]
Lease period				10 years
Management Fee [Member] | Beihai Silver Beach [Member]
Transactions with Third Party [Line Items]
Service fee incurred	700	537
Hotel Service Fee [Member] | Beihai Silver Beach [Member]
Transactions with Third Party [Line Items]
Service fee incurred		110
Hotel Service Fee [Member] | Guangxi Wharton [Member]
Transactions with Third Party [Line Items]
Service fee incurred		16
Hotel Service Fee [Member] | Crowne Plaza [Member]
Transactions with Third Party [Line Items]
Service fee incurred	7	21
Hotel Service Fee [Member] | Upsky Long Island [Member]
Transactions with Third Party [Line Items]
Service fee incurred	203
Domain Name [Member] | Che Tian Xia Company [Member]
Transactions with Third Party [Line Items]
Related party transaction, domain name use period					5 years
Tianquan Vincent Mo [Member]
Transactions with Third Party [Line Items]
Lease period						10 years
Tianquan Vincent Mo [Member] | Lease Expense [Member]
Transactions with Third Party [Line Items]
Lease related expense paid by issuing share	$ 174	$ 175	$ 142